Exhibit 99.1

World Omni Auto Receivables Trust 2016-B

Monthly Servicer Certificate

December 31, 2019

Dates Covered
Collections Period	12/01/19 - 12/31/19
Interest Accrual Period	12/16/19 - 01/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	01/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/19	191,701,124.35	17,061
Yield Supplement Overcollateralization Amount 11/30/19	4,796,957.71	0
Receivables Balance 11/30/19	196,498,082.06	17,061
Principal Payments	9,644,198.52	270
Defaulted Receivables	415,778.83	32
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/19	4,399,947.03	0
Pool Balance at 12/31/19	182,038,157.68	16,759

Pool Statistics	$ Amount	# of Accounts
Pool Factor	18.45%
Prepayment ABS Speed	1.06%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	6,323,108.18	436
Past Due 61-90 days	1,646,281.50	110
Past Due 91-120 days	308,493.05	20
Past Due 121+ days	0.00	0
Total	8,277,882.73	566

Total 31+ Delinquent as % Aggregate Ending Principal Balance	4.44%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.05%
Delinquency Trigger Occurred	NO

Recoveries	353,481.97
Aggregate Net Losses/(Gains) - December 2019	62,296.86
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.38%
Prior Net Losses Ratio	2.70%
Second Prior Net Losses Ratio	0.26%
Third Prior Net Losses Ratio	1.45%
Four Month Average	1.20%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.49%

Overcollateralization Target Amount	9,631,681.66
Actual Overcollateralization	9,631,681.66
Weighted Average APR	3.88%
Weighted Average APR, Yield Adjusted	5.96%
Weighted Average Remaining Term	29.38

Flow of Funds	$ Amount

Collections	10,634,205.08
Investment Earnings on Cash Accounts	33,232.76
Servicing Fee	(163,748.40)
Transfer to Collection Account	0.00
Available Funds	10,503,689.44

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	180,386.40
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	31,285.01
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	9,631,681.66
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	622,838.62

Total Distributions of Available Funds	10,503,689.44

Servicing Fee	163,748.40
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 12/16/19	182,069,442.69
Principal Paid	9,662,966.67
Note Balance @ 01/15/20	172,406,476.02

Class A-1
Note Balance @ 12/16/19	0.00
Principal Paid	0.00
Note Balance @ 01/15/20	0.00
Note Factor @ 01/15/20	0.0000000%

Class A-2
Note Balance @ 12/16/19	0.00
Principal Paid	0.00
Note Balance @ 01/15/20	0.00
Note Factor @ 01/15/20	0.0000000%

Class A-3
Note Balance @ 12/16/19	80,579,442.69
Principal Paid	9,662,966.67
Note Balance @ 01/15/20	70,916,476.02
Note Factor @ 01/15/20	21.8878012%

Class A-4
Note Balance @ 12/16/19	75,480,000.00
Principal Paid	0.00
Note Balance @ 01/15/20	75,480,000.00
Note Factor @ 01/15/20	100.0000000%

Class B
Note Balance @ 12/16/19	26,010,000.00
Principal Paid	0.00
Note Balance @ 01/15/20	26,010,000.00
Note Factor @ 01/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	217,884.15
Total Principal Paid	9,662,966.67
Total Paid	9,880,850.82

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.30000%
Interest Paid	87,294.40
Principal Paid	9,662,966.67
Total Paid to A-3 Holders	9,750,261.07

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2314248
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.2634831
Total Distribution Amount	10.4949079

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2694272
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	29.8239712
Total A-3 Distribution Amount	30.0933984

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	3.24
Noteholders' Principal Distributable Amount	996.76

Account Balances	$ Amount

Reserve Account
Balance as of 12/16/19	23,407,920.41
Investment Earnings	31,365.49
Investment Earnings Paid	(31,365.49)
Deposit/(Withdrawal)	-
Balance as of 01/15/20	23,407,920.41
Change	-

Required Reserve Amount	23,407,920.41